DIVIDENDS AND DISTRIBUTIONS (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Dividends Payable [Line Items]
Common Share Distribution Amount (in dollars per share)		$ 0.63
Total Distribution Amount	$ 4,362,999	$ 4,362,999
O 2024 Q3 Dividends
Dividends Payable [Line Items]
Common Share Distribution Amount (in dollars per share)	$ 0.21
Total Distribution Amount	$ 1,454,333
O 2024 Q3 Dividends 1
Dividends Payable [Line Items]
Common Share Distribution Amount (in dollars per share)	$ 0.42
Total Distribution Amount	$ 2,908,666